Expense Example	Oct. 31, 2025 USD ($)
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio | Disciplined U.S. Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio | Disciplined U.S. Growth Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,581
Expense Example, with Redemption, 10 Years	3,581
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio | Disciplined U.S. Small Cap Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	882
Expense Example, with Redemption, 5 Years	1,696
Expense Example, with Redemption, 10 Years	3,822
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio | Disciplined International Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,445
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio | Energy Resilience Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,507
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio | SMID Core Equity Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,601
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio | Long/Short Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,542
Expense Example, with Redemption, 10 Years	3,295
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,215
Strategic Equity Portfolio | Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Equity Income Portfolio | Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,455
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio | Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio | Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio | Global Secured Options Portfolio - Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	1,962
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio | Disciplined U.S. Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio | Disciplined U.S. Growth Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio | Disciplined U.S. Small Cap Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	3,685
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio | Disciplined International Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,063
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio | Energy Resilience Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,246
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio | SMID Core Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,601
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	237
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,438
Expense Example, with Redemption, 10 Years	3,095
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio | Total Market Plus Equity Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	908
Expense Example, with Redemption, 10 Years	2,001
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio | Global Secured Options Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,609